Future Minimum Rental Income to be Received (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 4,480
2015	4,236
2016	3,772
2017	3,214
2018	2,758
Thereafter	5,423
Operating Leases, Future Minimum Payments Receivable, Total	$ 23,883